Inventory	9 Months Ended
Sep. 30, 2012
Inventory [Abstract]
Inventory	Note 6—Inventory Inventories consist of the following:

	September 30, 2012	December 31, 2011
Raw materials	$195	$0
Work in process	111	0

Total	$306	$0